Related Party Transactions (Details 4) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Related Party Transaction [Line Items]
Non-current portion	$ 217,466
Rongfeng Cui [Member]
Related Party Transaction [Line Items]
Rongfeng Cui	286,139
Less: Rongfeng Cui - current portion	68,673
Non-current portion	$ 217,466